Consolidated Balance Sheets		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 2,332,891	$ 299,730	$ 9,166,020
Accounts receivable, net of allowance of HKD2,668,186 and HKD465,974 as of December 31, 2024 and 2025, respectively		7,285,278	936,014	34,169,661
Prepayment and other current assets		29,390,571	3,776,107	24,387,730
Tax recoverable				994,950
Inventories, net		12,114,712	1,556,501	3,616,821
Total current assets		52,567,423	6,753,874	72,335,182
NON-CURRENT ASSETS
Property and equipment, net		7,437,231	955,537	4,746,078
Right-of-use assets, net		41,682,405	5,355,364	42,491,805
Intangible assets, net		11,044,438	1,418,992	13,541,442
Investment in a joint venture		318,134	40,874
Other non-current assets, net		2,509,532	322,425	2,326,379
Deferred tax assets		72,592	9,327	206,806
Total non-current assets		63,064,332	8,102,519	63,312,510
Total assets		115,631,755	14,856,393	135,647,692
CURRENT LIABILITIES
Bank borrowings		4,756,671	611,138	27,105,722
Accruals and other payables		9,380,281	1,205,180	7,292,824
Operating lease liabilities		4,810,410	618,042	3,890,482
Tax payable		718,388	92,299	372,485
Total current liabilities		20,145,933	2,588,354	39,299,756
NON-CURRENT LIABILITIES
Operating lease liabilities		36,871,995	4,737,322	38,601,323
Deferred tax liabilities		2,014,423	258,813	920,142
Total non-current liabilities		38,886,418	4,996,135	39,521,465
Total liabilities		59,032,351	7,584,489	78,821,221
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		106,085,870	13,629,935	106,085,870
Accumulated other comprehensive income		440,219	56,559	998,965
Accumulated losses		(49,936,591)	(6,415,863)	(50,268,270)
Total shareholders’ equity		56,599,404	7,271,904	56,826,471
Total liabilities and shareholders’ equity		115,631,755	14,856,393	135,647,692
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	8,443	1,085	8,443
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,463	188	1,463
Related Party
CURRENT ASSETS
Other receivables, net – related party		1,443,971	185,522
CURRENT LIABILITIES
Due to related parties		$ 480,183	$ 61,695	$ 638,243

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.